Regulatory Capital Requirements	12 Months Ended
Mar. 31, 2022
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Regulatory Capital Requirements	REGULATORY CAPITAL REQUIREMENTS
Japan
MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG’s consolidated financial statements.
In Japan, MUFG, MUFG Bank, and Mitsubishi UFJ Trust and Banking are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan (“FSA”) in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with their foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by their foreign offices.
The Basel Committee on Banking Supervision (“BCBS”) of the Bank for International Settlements (“BIS”) sets capital adequacy standards for all internationally active banks to ensure minimum levels of capital.
The Group of Central Bank Governors and Heads of Supervision reached an agreement on the new global regulatory framework, which has been referred to as “Basel III,” in July and September 2010. In December 2010, the Basel Committee agreed on the details of the Basel III rules. Effective as of March 31, 2013, Basel III was adopted by the FSA with transitional measures for Japanese banking institutions with international operations conducted by their foreign offices. MUFG calculated capital ratios as of March 31, 2021 and 2022 in accordance with Basel III.
Capital Ratios
Basel III is based on “three pillars”: (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information.
As for the denominator of the capital ratio, the Basel framework provides the following risk-based approaches and a range of options for determining risk-weighted assets.
“Credit Risk”
The Basel framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment. Banks choose one of three approaches: “Standardized Approach,” “Foundation Internal Ratings-Based Approach” or “Advanced Internal Ratings-Based Approach (“AIRB”).”
“Market Risk”
In the “Amendment to the Capital Accord to incorporate market risks” of the year 1996, a choice between two methodologies “the Standardized Measurement Method” and “Internal Models Approach” is permitted. “Combination of Internal Models Approach and the Standardized Measurement Method” is also allowed under certain conditions. This is unchanged in Basel III.
“Operational Risk”
Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. The Basel framework presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches (“AMA”). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.
Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:
•the Advanced Internal Ratings-Based Approach for credit risk
•the Internal Models Approach for market risk
•the Standardized Approach and AMA for operational risk
With approval from the FSA, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk, adopt the AMA to calculate capital requirements for operational risk, as for market risk, adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Measurement Method to calculate specific risk.
The MUFG Group’s proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.
Under Basel III, as adopted by the FSA, MUFG’s risk-weighted assets increased, largely reflecting the new capital charge of the credit valuation adjustment ("CVA"), the credit risk related to asset value correlation multiplier for large financial institutions, and the 250% risk-weighted threshold items not deducted from Common Equity Tier 1 capital, as well as the conversion of certain Basel II capital deductions to risk-weighted assets, such as securitizations.
On the other hand, as for the numerator of the capital ratio, there are three primary regulatory capital ratios used to assess capital adequacy, Common Equity Tier 1, Tier 1 and Total capital ratios, which are determined by dividing applicable capital components by risk-weighted assets. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital is primarily consisting of common stock, capital surplus, retained earnings, and Accumulated OCI. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets, are made to Common Equity Tier 1. Additional Tier 1 capital generally consists of Basel III compliant preferred securities, and during the transition period, other capital that meets Tier 1 requirements under Basel II standards.
Tier 2 capital generally consists of Basel III compliant subordinated debts, capital that meets Tier 2 requirements under Basel II standards during the transition period, certain allowances for credit losses, and noncontrolling interests in subsidiaries’ Tier 2 instruments. Total capital is defined as the sum of Tier 1 and Tier 2 capital.
Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and the Global Systematically Important Bank (“G-SIB”), as designated by the FSB, surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. The requirements had been phased in and fully implemented as of March 31, 2021. In addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2021 and 2022, and a countercyclical buffer of 0.00% and 0.01% as of March 31, 2021 and 2022, respectively.
Leverage Ratios
The leverage ratio is designed for monitoring and preventing the build-up of excessive leverage in the banking sector and is expressed as the ratio of Tier 1 capital to both on and off-balance sheet assets adjusted in accordance with the FSA guidance. In December 2017, the Group of Central Bank Governors and Heads of Supervision announced final Basel III reforms. The announced reforms include revisions to the measurement of the leverage ratio and a 3% minimum leverage ratio requirement, plus a G-SIB leverage ratio buffer equal to 50% of the applicable G-SIB capital surcharge. The announcement sets forth implementation dates of January 1, 2018 for the minimum leverage ratio requirement and January 1, 2022 for the G-SIB leverage ratio buffer requirement. Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA.
The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2021:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,669,510	16.31%	¥13,730,324	12.00%
BK	14,630,443	15.04	7,779,147	8.00
TB	2,099,662	22.47	747,524	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,982,746	13.96	11,441,937	10.00
BK	12,411,352	12.76	5,834,360	6.00
TB	1,870,988	20.02	560,643	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	14,113,722	12.33	9,725,646	8.50
BK	10,865,302	11.17	4,375,770	4.50
TB	1,681,140	17.99	420,482	4.50
Leverage ratio:
MUFG	15,982,746	5.45	8,781,753	3.00
BK	12,411,352	5.22	7,123,396	3.00
TB	1,870,988	7.53	744,744	3.00

At March 31, 2022:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,858,656	14.29%	¥15,002,201	12.01%
BK	14,076,877	12.94	8,700,226	8.00
TB	1,969,282	20.78	758,073	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,476,287	12.38	12,503,916	10.01
BK	12,092,189	11.11	6,525,170	6.00
TB	1,803,306	19.03	568,555	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,823,912	11.06	10,630,203	8.51
BK	10,728,587	9.86	4,893,877	4.50
TB	1,640,458	17.31	426,416	4.50
Leverage ratio:
MUFG	15,476,287	5.14	9,023,770	3.00
BK	12,092,189	4.96	7,312,672	3.00
TB	1,803,306	6.77	798,855	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2021:
Total capital (to risk-weighted assets):
BK	¥12,359,493	14.60%	¥6,770,631	8.00%
TB	2,294,694	21.91	837,567	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,512,405	12.42	5,077,974	6.00
TB	2,066,480	19.73	628,176	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	9,025,272	10.66	3,808,480	4.50
TB	1,876,980	17.92	471,132	4.50
Leverage ratio:
BK	10,512,405	5.14	6,127,521	3.00
TB	2,066,480	8.95	691,914	3.00
At March 31, 2022:
Total capital (to risk-weighted assets):
BK	¥11,167,553	11.91%	¥7,498,348	8.00%
TB	2,122,840	19.97	850,030	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,565,792	10.20	5,623,761	6.00
TB	1,957,340	18.42	637,523	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,261,659	8.81	4,217,821	4.50
TB	1,794,840	16.89	478,142	4.50
Leverage ratio:
BK	9,565,792	4.59	6,249,606	3.00
TB	1,957,340	7.81	751,302	3.00

Note:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2021 and 2022, and the countercyclical buffer of 0.00% and 0.01% as of March 31, 2021 and 2022, respectively.
Mitsubishi UFJ Morgan Stanley Securities and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Act and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operational risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.
At March 31, 2021, Mitsubishi UFJ Morgan Stanley Securities’s capital accounts less certain fixed assets of ¥475,343 million on a stand-alone basis were 275.4% of the total amounts equivalent to market, counterparty credit and operational risks. At March 31,
2022, its capital accounts less certain fixed assets of ¥486,756 million on a stand-alone basis, are 317.1% of the total amounts equivalent to market, counterparty credit and operational risks.
Management believes, as of March 31, 2022, that MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Morgan Stanley Securities and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.
United States of America
In the United States of America, MUFG Americas Holdings and its banking subsidiary MUFG Union Bank, N.A. (“MUFG Union Bank” or “BK(US)”), MUFG Bank’s largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by the U. S. Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material effect on MUFG Americas Holdings’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, MUFG Americas Holdings and MUFG Union Bank must meet specific capital guidelines that involve quantitative measures of MUFG Americas Holdings’s and MUFG Union Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. MUFG Americas Holdings’s capital amounts and MUFG Union Bank’s prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies such as MUFG Americas Holdings. MUFG Union Bank is subject to laws and regulations that limit the amount of dividends MUFG Union Bank can pay to MUFG Americas Holdings.
Quantitative measures established by regulation to help ensure capital adequacy require MUFG Americas Holdings and MUFG Union Bank to maintain minimum amounts and ratios (set forth in the tables below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to quarterly average assets (as defined).
In July 2013, the Board of Governors of the Federal Reserve System and the other U.S. Federal banking agencies adopted final rules making significant changes to the U.S. regulatory capital framework for U.S. banking organizations (U.S. Basel III). The final rules are intended to conform this framework to the BCBS’ current international regulatory capital accord (Basel III). These rules replace the U.S. Federal banking agencies’ general risk-based capital rules (commonly known as “Basel I”), advanced approaches rules (commonly known as “Basel II”) that are applicable to certain large banking organizations (including MUFG Union Bank), and leverage rules, and are subject to certain transition provisions. Among other requirements, the U.S. Basel III rules revise the definition of capital, increase minimum capital ratios, and introduce a minimum Common Equity Tier 1 capital ratio of 4.5% and a capital conservation buffer of 2.5% (for a total minimum Common Equity Tier 1 capital ratio of 7%) and a potential countercyclical buffer of up to 2.5%, which would be imposed by regulators at their discretion if it is determined that a period of excessive credit growth is contributing to an increase in financial institution systemic risk; mandate a Tier 1 leverage ratio of 4% and introduce, for large and internationally active bank holding companies, a Tier 1 Supplementary Leverage Ratio that is currently set at 3% and which incorporates off-balance sheet exposures; revise Basel I rules for calculating risk-weighted assets under a standardized approach; modify the existing Basel II advanced approaches rules for calculating risk-weighted assets under U.S. Basel III; and eliminate, for advanced approaches institutions, over a four-year phase-in period beginning on January 1, 2014, the Accumulated OCI or loss exclusion that had applied under Basel I and Basel II rules.
As required under U.S. Basel III rules, the 2.5% capital conservation buffer is being implemented on a phased-in basis in equal increments of 0.625% per year over a four-year period that commenced on January 1, 2016. MUFG Americas Holdings and MUFG Union Bank satisfy the minimum capital requirements including the capital conservation buffer on a fully phased-in basis as those requirements were effective as of December 31, 2021.
The figures on the table below are calculated according to U.S. Basel III as of December 31, 2020 and 2021. MUFG Americas Holdings’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2020:
Total capital (to risk-weighted assets)	$16,871	16.29%	$12,843	12.40%
Tier 1 capital (to risk-weighted assets)	15,823	15.28	10,772	10.40%
Tier 1 capital (to quarterly average assets)(2)	15,823	9.56	6,623	4.00%
Common Equity Tier 1 capital (to risk-weighted assets)	15,823	15.28	9,218	8.90%
At December 31, 2021:
Total capital (to risk-weighted assets)	$17,177	16.32%	$11,890	11.30%
Tier 1 capital (to risk-weighted assets)	16,843	16.01	9,786	9.30%
Tier 1 capital (to quarterly average assets)(2)	16,843	10.44	6,453	4.00%
Common Equity Tier 1 capital (to risk-weighted assets)	16,843	16.01	8,208	7.80%

Notes:
(1)The minimum capital requirement includes a capital conservation buffer of 4.4% at December 31, 2020 and 3.3% at December 31, 2021.
(2)Excludes certain deductions.

The figures on the table below are calculated according to U.S. Basel III as of December 31, 2020 and 2021. MUFG Union Bank’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2020:
Total capital (to risk-weighted assets)	$15,629	16.68%	$9,836	10.50%	$9,368	10.00%
Tier 1 capital (to risk-weighted assets)	14,634	15.62	7,963	8.50	7,494	8.00
Tier 1 capital (to quarterly average assets)(2)	14,634	11.12	5,262	4.00	6,577	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,634	15.62	6,557	7.00	6,089	6.50
At December 31, 2021:
Total capital (to risk-weighted assets)	$16,265	17.36%	$9,840	10.50%	$9,371	10.00%
Tier 1 capital (to risk-weighted assets)	15,629	16.68	7,966	8.50	7,497	8.00
Tier 1 capital (to quarterly average assets)(2)	15,629	12.14	5,149	4.00	6,436	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	15,629	16.68	6,560	7.00	6,091	6.50

Notes:
(1)Beginning January 1, 2019, the minimum capital requirement includes a capital conservation buffer of 2.5%.
(2)Excludes certain deductions.
Management believes, as of December 31, 2021, that MUFG Americas Holdings and MUFG Union Bank met all capital adequacy requirements to which they are subject.
As of December 31, 2020 and 2021, the notification from the OCC categorized MUFG Union Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” MUFG Union Bank must maintain a minimum total risk-based capital ratio of 10% as of December 31, 2020 and 2021, a Tier 1 risk-based capital ratio of 8% as of December 31, 2020 and 2021, a Tier 1 capital to quarterly average assets of 5% as of December 31, 2020 and 2021, and Common
Equity Tier 1 risk-based capital ratio of 6.5% as of December 31, 2020 and 2021 as set forth in the table. There are no conditions or events since that notification that management believes have changed MUFG Union Bank’s category.